Related Party Transactions - Schedule of Significant Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchase from related parties:
Purchase from related parties, Subtotal		$ 380,388	$ 998,573	$ 293,226
Sales machinery and equipment to related parties, Subtotal		36,920
Wuxi Kaiteng Mold Factory [Member]
Purchase from related parties:
Purchase from related parties, Subtotal	[1]	380,388	268,408	293,226
Sales machinery and equipment to related parties, Subtotal	[2]	36,920
Wuxi Diang Trading Co., Ltd [Member]
Purchase from related parties:
Purchase from related parties, Subtotal	[3]		$ 730,165

[1]	The Company purchases processing services from Wuxi Kaiteng Mold Factory.
[2]	The Company sold mechanical equipment to Wuxi Kaiteng Mold Factory
[3]	Transactions with Wuxi Diang Trading Co., Ltd represented loans from Wuxi Mingteng Mould in order to temporarily support the working capital of Wuxi Diang Trading Co., Ltd. The loan was signed with a series of contracts and is non-interest bearing. The term of the loan was six months, as of December 31, 2024, Wuxi Diang Trading Co., Ltd had fully repaid the loans according to the contracts.